SHORT-TERM LOAN (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Mar. 31, 2014	Jan. 31, 2014
Short-term Debt [Line Items]
Short term loan	$ 3,000
Interest expense on short term borrowings	$ 77
Loans Payable To Bank One [Member]
Short-term Debt [Line Items]
Short term loan				$ 1,800
Annual interest rate				2.89%
Loans Payable To Bank Two [Member]
Short-term Debt [Line Items]
Short term loan			$ 1,200
Annual interest rate			2.86%